Mar. 01, 2018
TRANSAMERICA FUNDS

Transamerica Inflation-Protected Securities

Supplement to the Currently Effective Class R, Class R4 and Class I3 Prospectus,
Summary Prospectus and Statement of Additional Information

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Effective at the close of business on June 29, 2018, Transamerica Asset Management, Inc. (“TAM”) will terminate its investment sub-advisory agreement with BlackRock Financial Management, Inc. (“BlackRock”) with respect to Transamerica Inflation-Protected Securities (the “fund”) and will enter into a new investment sub-advisory agreement with PineBridge Investments LLC (“PineBridge”) with respect to the fund. An information statement will be made available to fund shareholders which will provide certain information about the new sub-adviser and the terms of the new sub-advisory agreement.

In connection with the change in sub-adviser, the fund’s principal investment strategies, principal risks and portfolio managers will change. These changes are described below.

The fund’s investment objective and benchmark index will remain the same. In addition, TAM will continue to serve as the fund’s investment manager for the same management fee.

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Effective at the close of business on June 29, 2018, the following information will supplement and supersede any contrary information contained in the Prospectus, Summary Prospectus and Statement of Additional Information concerning the fund:

PRINCIPAL INVESTMENT STRATEGIES:

The “Principal Investment Strategies” section included in the Prospectus and Summary Prospectus is deleted in its entirety and replaced with the following:

The fund normally invests primarily in inflation-protected securities issued by the U.S. government, its agencies and instrumentalities. The fund also invests in inflation-protected securities of U.S. issuers, foreign governments, and other foreign issuers. Under normal circumstances, the fund invests at least 80% of its net assets (plus the amount of borrowings, if any, for investment purposes) in inflation-protected securities and other investments with similar economic characteristics.

In an effort to reduce interest rate risk and enhance return, the fund may invest up to 20% of its net assets in securities not issued by the U.S. government, its agencies and instrumentalities. These investments may include inflation-linked securities issued by non-U.S. governments and inflation-linked securities issued by corporations. The fund may also invest in securities that pay nominal rates of interest (i.e., pay a rate of interest that is not adjusted for the rate of inflation), including U.S. Treasury and agency securities, non-U.S. government bonds, corporate bonds, asset-backed securities, mortgage-backed securities, high quality, short-term obligations, and repurchase agreements. The credit and structured securities typically benefit from inflation either by paying a floating rate of interest or by the underlying fundamental correlation to key components of inflation.

The fund invests primarily in investment-grade debt securities, but may also invest in lower quality debt securities. The fund may not invest more than 10% of its net assets in below investment-grade debt securities (commonly referred to as “junk” bonds). Investment-grade debt securities carry a rating of at least BBB from Standard & Poor’s or Fitch or Baa from Moody’s or are of comparable quality as determined by the fund’s sub- adviser.

The fund seeks to maintain an average portfolio duration that is within ±20% of the duration of the Bloomberg Barclays U.S. Treasury Inflation Protected Securities Index, an index of inflation-protected securities. As of March 31, 2018, the duration of the index was 7.61 years. The fund may invest in securities of any maturity and securities that are denominated in U.S. dollars and in foreign currencies.

The portfolio managers of the fund use both “top down” and “bottom up” analysis to determine security and duration positions for the fund. Both top-down and bottom-up approaches rely upon the same fundamental, valuation and technical framework for comprehensive analysis of all factors which affect asset pricing. These factors are jointly determined and are interdependent. Security sales decisions are driven by the same criteria as purchase decisions.

The fund may, but is not required to, engage in certain investment strategies involving derivatives, such as options, futures, forward currency contracts and swaps, including, but not limited to, interest rate or foreign currency transactions, total return and credit default swaps. These investment strategies may be employed to either mitigate risk or generate income.

PRINCIPAL RISKS:

The fund will no longer be subject to “Dollar Rolls” risk and “Loans” risk and these risks are removed from the “Principal Risks” section of the Prospectus and Summary Prospectus. The following principal risks are added to the “Principal Risks” section of the Prospectus and Summary Prospectus as principal risks of investing in the fund:

Convertible Securities – Convertible securities share investment characteristics of both fixed income and equity securities. The value of these securities may vary more with fluctuations in the value of the underlying common stock than with fluctuations in interest rates. The value of convertible securities also may be less volatile than the underlying common stock. Convertible securities generally offer lower interest or dividend yields than nonconvertible securities of similar quality. The fund could lose money if the issuer of a convertible security is unable to meet its financial obligations or goes bankrupt.

Currency Hedging – The fund may hedge its currency risk using currency futures, forwards or options. However, hedging strategies and/or these instruments may not always work as intended, and a fund may be worse off than if it had not used a hedging strategy or instrument.

Focused Investing –To the extent the fund invests in a limited number of countries, regions, sectors, industries or market segments, or in a limited number of issuers, the fund will be more susceptible to negative events affecting those countries, regions, sectors, industries, segments or issuers, and the value of its shares may be more volatile than if invested more widely. Local events, such as political upheaval, financial troubles, or natural disasters may disrupt a country’s or region’s securities markets. Geographic risk is especially high in emerging markets.

Hybrid Instruments – Investing in hybrid instruments involves a combination of risks, including risks of investing in securities, commodities, options, futures, and currencies. An investment in a hybrid instrument may entail significant risks in addition to those associated with traditional fixed-income or convertible securities.

Money Market Funds – An investment in a money market fund is not a bank deposit, and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. Although money market funds generally seek to maintain a stable net asset value of $1.00 per share, it is possible to lose money by investing in a money market fund.

Repurchase Agreements – If the other party to a repurchase agreement defaults on its obligation, the fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security and the market value declines, the fund could lose money. If the seller becomes insolvent and subject to liquidation or reorganization under applicable bankruptcy or other laws, the fund’s ability to dispose of the underlying securities may be restricted. In addition, if the fund is characterized by a court as an unsecured creditor, it would be at risk of losing some or all of the principal and interest involved in the transaction.

Yield – The amount of income received by the fund will go up or down depending on day-to-day variations in short-term interest rates, and when interest rates are very low the fund’s expenses could absorb all or a significant portion of the fund’s income.

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Investors Should Retain this Supplement for Future Reference

April 27, 2018